Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 10,606	$ 10,534	$ 5,678	$ 47	$ 4,838	$ (29)	$ 72
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	971	965			965		6
Other comprehensive income (Note 7)	17	17				17
Distributions to noncontrolling interest (Note 27)	(10)						(10)
Dividends on common shares (Note 24)	(629)	(629)			(629)
Common shares issued	0	0	10	(10)
Stock-based compensation	1	1		1
Ending balance at Dec. 31, 2021	10,956	10,888	5,688	38	5,174	(12)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,056	1,050			1,050		6
Other comprehensive income (Note 7)	23	23				23
Distributions to noncontrolling interest (Note 27)	(8)						(8)
Dividends on common shares (Note 24)	(662)	(662)			(662)
Common shares issued	3	3	11	(8)
Stock-based compensation	4	4		4
Ending balance at Dec. 31, 2022	$ 11,372	$ 11,306	$ 5,699	$ 34	$ 5,562	$ 11	$ 66